Goodwill and Other Intangible Assets (Schedule of Changes in the Carrying Amount of Goodwill) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill as of January 1, 2016	$ 383,853
Translation differences	2,700
Goodwill as of March 31, 2016	$ 386,559